Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2017
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST X
Central Index Key	dei_EntityCentralIndexKey	0001174520
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2017
Prospectus Date	rr_ProspectusDate	Aug. 01, 2017